UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               1/25/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:  $   107,454
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     3043    39045 SH       SOLE                                      39045
ABBOTT LABS COM                COM              002824100      244     5000 SH       SOLE                                       5000
AIR PRODUCTS & CHEMS INC       COM              009158106      225     3200 SH       SOLE                                       3200
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      330    33600 SH       SOLE                                      33600
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     1518    49459 SH       SOLE                                      49459
BHP BILLITON LTD SPONSORED ADR COM              088606108     2426    61025 SH       SOLE                                      61025
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      659    16250 SH       SOLE                                      16250
CAPITAL GOLD CORP COM          COM              14018Y106      113   282125 SH       SOLE                                     282125
CATERPILLAR INC                COM              149123101     1703    27775 SH       SOLE                                      27775
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     1837    66040 SH       SOLE                                      66040
CHESAPEAKE ENERGY CORP         COM              165167107      296    10200 SH       SOLE                                      10200
CHEVRON CORP COM               COM              166764100     2513    34173 SH       SOLE                                      34173
CIMAREX ENERGY CO COM          COM              171798101      449    12300 SH       SOLE                                      12300
CISCO SYSTEMS INC              COM              17275R102     1723    63050 SH       SOLE                                      63050
CITIGROUP INC COM              COM              172967101     2885    51800 SH       SOLE                                      51800
COEUR D ALENE MINES CORP IDAHO COM              192108108      224    45200 SH       SOLE                                      45200
COLDWATER CREEK INC COM        COM              193068103      429    17500 SH       SOLE                                      17500
CONOCOPHILLIPS COM             COM              20825C104      572     7950 SH       SOLE                                       7950
CRESCENT REAL ESTATE EQUITIES  COM              225756105     1948    98650 SH       SOLE                                      98650
DEVON ENERGY CORP NEW COM      COM              25179M103      651     9702 SH       SOLE                                       9702
DOMINION RES INC VA COM        COM              25746U109      568     6769 SH       SOLE                                       6769
DUKE ENERGY CORP NEW COM       COM              26441C105     1499    45150 SH       SOLE                                      45150
EBAY INC COM                   COM              278642103     2248    74750 SH       SOLE                                      74750
ENERGY PARTNERS LTD COM        COM              29270U105      435    17800 SH       SOLE                                      17800
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2298    79310 SH       SOLE                                      79310
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     4241    55341 SH       SOLE                                      55341
FPL GROUP INC                  COM              302571104      214     3932 SH       SOLE                                       3932
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2615    46925 SH       SOLE                                      46925
FUELCELL ENERGY INC COM        COM              35952H106      174    26900 SH       SOLE                                      26900
GENERAL ELECTRIC CO COM        COM              369604103     4945   132903 SH       SOLE                                     132903
GENERAL MILLS INC COM          COM              370334104     2327    40400 SH       SOLE                                      40400
GLOBAL INDUSTRIES LTD          COM              379336100     2112   162000 SH       SOLE                                     162000
HALLIBURTON CO COM             COM              406216101      590    19000 SH       SOLE                                      19000
JOHNSON & JOHNSON COM          COM              478160104     3093    46848 SH       SOLE                                      46848
JP MORGAN CHASE & CO COM       COM              46625H100     2282    47241 SH       SOLE                                      47241
K SEA TRASN PARTNERS L P COM   COM              48268Y101      247     6850 SH       SOLE                                       6850
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2415    50425 SH       SOLE                                      50425
KINROSS GOLD CORP COM NO PAR I COM              496902404     2260   190250 SH       SOLE                                     190250
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      548    14200 SH       SOLE                                      14200
MICROSOFT CORP COM             COM              594918104     2375    79531 SH       SOLE                                      79531
NASDAQ 100 TR UNIT SER 1       COM              631100104      326     7550 SH       SOLE                                       7550
NATIONAL OILWELL VARCO INC     COM              637071101      670    10950 SH       SOLE                                      10950
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2550    44010 SH       SOLE                                      44010
NEWMONT MINING CORP (HLDG CO)  COM              651639106     2230    49400 SH       SOLE                                      49400
NOKIA CORP SPONSORED ADR       COM              654902204     2510   123500 SH       SOLE                                     123500
OCEANEERING INTL INC           COM              675232102     1231    31000 SH       SOLE                                      31000
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      436     3125 SH       SOLE                                       3125
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1626    25665 SH       SOLE                                      25665
PEPSICO INC                    COM              713448108      241     3850 SH       SOLE                                       3850
PFIZER INC COM                 COM              717081103      616    23767 SH       SOLE                                      23767
PITNEY BOWES INC               COM              724479100      278     6021 SH       SOLE                                       6021
PRECISION DRILLING TR TR UNIT  COM              740215108     2049    88450 SH       SOLE                                      88450
PRIDE INTL INC DEL COM         COM              74153Q102     2852    95050 SH       SOLE                                      95050
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     1766    27473 SH       SOLE                                      27473
ROWAN COS INC                  COM              779382100      586    17650 SH       SOLE                                      17650
SATCON TECHNOLOGY CORP         COM              803893106       80    70000 SH       SOLE                                      70000
SCANA CORP NEW                 COM              80589M102      894    22000 SH       SOLE                                      22000
SCHERING PLOUGH CORP COM       COM              806605101      236    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1106    17510 SH       SOLE                                      17510
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      485    14490 SH       SOLE                                      14490
SMITH INTL INC (DE)            COM              832110100      823    20050 SH       SOLE                                      20050
SONIC FDRY INC COM             COM              83545R108       72    15400 SH       SOLE                                      15400
SPDR S&P METALS & MNG ETF      COM              86330E646      400     8160 SH       SOLE                                       8160
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      410    11580 SH       SOLE                                      11580
TMM INC COM                    COM              87258Q108       17   750000 SH       SOLE                                     750000
TODCO INC COM ISIN#US88889T107 COM              88889T107     1277    37375 SH       SOLE                                      37375
TRANSOCEAN INC SHS ISIN#KYG900 COM              G90078109     1780    22000 SH       SOLE                                      22000
VALERO ENERGY CORPORATION      COM              91913Y100      361     7050 SH       SOLE                                       7050
VERIZON COMMUNICATIONS COM     COM              92343V104     2943    79031 SH       SOLE                                      79031
WALGREEN CO                    COM              931422109     2590    56450 SH       SOLE                                      56450
WATAIRE INTL INC COM           COM              941092108       10    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     2634    63025 SH       SOLE                                      63025
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
ZOLTEK COMPANIES INC           COM              98975W104      220    11200 SH       SOLE                                      11200
ING GROEP N V PERPETUAL DEBT S PFD              456837400     1020    40050 SH       SOLE                                      40050
CHESAPEAKE ENERGY CORP CORP 6. CP               165167818      256     1015 SH       SOLE                                       1015
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2400    40350 SH       SOLE                                      40350
LEHMAN BROTHERS HLDGS INC PREM CP               524908563      821    29815 SH       SOLE                                      29815
SCHERING PLOUGH CORP MANDATORY CP               806605606     1907    33525 SH       SOLE                                      33525
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      842    37775 SH       SOLE                                      37775
XL CAPITAL LTD EQUITY SEC UNIT CP               G98255402     1685    71300 SH       SOLE                                      71300
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      176 14892.0920SH      SOLE                                 14892.0920
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      173 12372.0000SH      SOLE                                 12372.0000
NUVEEN NEW YORK MUNICIPAL VALU MF               67062M105       96 10000.0000SH      SOLE                                 10000.0000
ROCHESTER LIMITED TERM NEW YOR MF               771740404      216 63565.7510SH      SOLE                                 63565.7510
SEQUOIA FUND                   MF               817418106      283 1849.7270SH       SOLE                                  1849.7270
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